PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of September 30, 2013 and September 30, 2012:

	September 30,
	2013	2012

Office equipment and computers	$57,071	$-
Furniture and fixtures	16,280	-
Leasehold improvements	4,054	-

Total	77,405	-
Less: accumulated depreciation	(7,217)	-

Net property and equipment	$70,188	$-

Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, which were as follows:

Life
Office equipment and computers	3 years
Furniture and fixtures	5 years
Leasehold improvements	5 years

Depreciation expense was $7,217 and $0 for the years ended September 30, 2013 and 2012, respectively.